Net Loss Per Ordinary Share (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Numerator:
Net loss	$ (10,355)	$ (12,492)	$ (29,266)	$ (22,451)
Denominator:
Weighted average common shares and vested RSUs – basic and diluted	106,098,703	102,216,654	105,075,212	101,659,653
Dilutive Weighted average common shares	106,098,703	102,216,654	105,075,212	101,659,653
Basic net loss per common share	$ (0.1)	$ (0.12)	$ (0.28)	$ (0.22)
Dilutive net loss per common share	$ (0.1)	$ (0.12)	$ (0.28)	$ (0.22)